Schedule of finance income (Details) (Parenthetical) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finance Income
Interest income on loans and advances to customers			₨ 4,240